Financial Risk Management And Policies (Details) - Schedule of maturity profile of the group’s financial liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management And Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	$ 183,268,107	$ 182,781,617	$ 173,522,182	$ 191,264,715
Lease liability	91,923,742	89,781,180	90,873,411
Accounts payable, accruals and other payables (excluding accrued interest)	$ 107,940,623	$ 88,342,208	93,903,217		$ 115,633,080	$ 35,946,217
Total	383,132,472	360,905,005
On demand [member]
Financial Risk Management And Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	$ 176,925,643	$ 182,781,617	171,343,445
Lease liability
Accounts payable, accruals and other payables (excluding accrued interest)
Total	176,925,643	182,781,617
Upto 1 Year [Member]
Financial Risk Management And Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	$ 4,361,794		396,134	11,250,000
Lease liability	9,872,066	5,978,847	5,428,131
Accounts payable, accruals and other payables (excluding accrued interest)	$ 107,940,623	$ 88,342,208	93,903,217		115,633,080
Total	122,174,483	94,321,055
1 to 5 Years [Member]
Financial Risk Management And Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	$ 1,980,670
Lease liability		18,899,037
Accounts payable, accruals and other payables (excluding accrued interest)
Total	1,980,670	18,899,037
> 5 Years [Member]
Financial Risk Management And Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)
Lease liability	82,051,676	64,903,296	68,280,806
Accounts payable, accruals and other payables (excluding accrued interest)
Total	82,051,676	64,903,296